Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2018
Registrant Name	DREYFUS/LAUREL FUNDS, INC.
Central Index Key	0000819940
Amendment Flag	false
Document Creation Date	Dec. 27, 2018
Document Effective Date	Dec. 31, 2018
Prospectus Date	Dec. 31, 2018
Dreyfus Floating Rate Income Fund | Class A
Prospectus:
Trading Symbol	DFLAX
Dreyfus Floating Rate Income Fund | Class C
Prospectus:
Trading Symbol	DFLCX
Dreyfus Floating Rate Income Fund | Class I
Prospectus:
Trading Symbol	DFLIX
Dreyfus Floating Rate Income Fund | Class Y
Prospectus:
Trading Symbol	DFLYX